Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	$ 246	$ 208
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	$ 4,729	$ 7,603